FINANCIAL ASSETS AT FVTPL	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS AT FVTPL
FINANCIAL ASSETS AT FVTPL
12.	FINANCIAL ASSETS AT FVTPL

	As of December 31,
	2022	2023
	$’000	$’000
Current:
Wealth management product	21,287	7
Total	21,287	7

During the Relevant Periods, the Group used surplus capital to purchase dual currency structured deposit and wealth management product from domestic commercial banks, which preserved capital and liquidity.

The wealth management product held as of December 31, 2022 was an investment into a mutual fund whose portfolio included a mixture of fixed income assets, preferred shares and repos, which were redeemable every 3 months. The wealth management product held as of December 31, 2023 was an investment into a money market fund that invests in short-term debt instruments such as treasury bills, certain certificates of deposit, bonds, government gilts and commercial paper. The returns on all of the financial product was not guaranteed, hence their contractual cash flows did not qualify solely as payments of principal and interest. Therefore, those products were accounted at fair value through profit or loss. Further details are included in note 20(c) to the Unaudited Condensed Consolidated Financial Statements.